Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financial liabilities:
Carrying amounts of investments in equity method investees	¥ 3,482,292	¥ 3,066,738
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	60,051,000	50,972,000
Interest-earning deposits in other banks	53,990,000	58,848,000
Call loans and funds sold	1,802,000	1,316,000
Receivables under resale agreements	14,059,000	12,503,000
Receivables under securities borrowing transactions	4,556,000	4,496,000
Investment securities	21,520,000	4,595,000
Loans, net of allowance for credit losses	118,679,000	111,669,000
Other financial assets	10,108,000	9,207,000
Financial liabilities:
Non-interest-bearing	37,804,000	36,496,000
Interest-bearing	197,500,000	188,112,000
Total deposits	235,304,000	224,608,000
Call money and funds purchased	3,438,000	2,416,000
Payables under repurchase agreements	40,132,000	27,726,000
Payables under securities lending transactions	1,138,000	1,022,000
Due to trust account and other short-term borrowings	14,260,000	22,728,000
Long-term debt	38,704,000	34,245,000
Other financial liabilities	9,595,000	7,560,000
Carrying amounts of investments in equity method investees	3,482,000	3,067,000
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	60,051,000	50,972,000
Interest-earning deposits in other banks	53,990,000	58,848,000
Call loans and funds sold	1,802,000	1,316,000
Receivables under resale agreements	14,059,000	12,503,000
Receivables under securities borrowing transactions	4,556,000	4,496,000
Investment securities	21,386,000	4,606,000
Loans, net of allowance for credit losses	118,933,000	112,391,000
Other financial assets	10,108,000	9,207,000
Financial liabilities:
Non-interest-bearing	37,804,000	36,496,000
Interest-bearing	197,573,000	188,080,000
Total deposits	235,377,000	224,576,000
Call money and funds purchased	3,438,000	2,416,000
Payables under repurchase agreements	40,132,000	27,726,000
Payables under securities lending transactions	1,138,000	1,022,000
Due to trust account and other short-term borrowings	14,260,000	22,728,000
Long-term debt	37,928,000	33,974,000
Other financial liabilities	9,595,000	7,560,000
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	60,051,000	50,972,000
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	13,527,000	1,758,000
Loans, net of allowance for credit losses	2,000	2,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	53,990,000	58,848,000
Call loans and funds sold	1,802,000	1,316,000
Receivables under resale agreements	14,059,000	12,503,000
Receivables under securities borrowing transactions	4,556,000	4,496,000
Investment securities	5,354,000	460,000
Loans, net of allowance for credit losses	263,000	245,000
Other financial assets	10,108,000	9,207,000
Financial liabilities:
Non-interest-bearing	37,804,000	36,496,000
Interest-bearing	197,573,000	188,080,000
Total deposits	235,377,000	224,576,000
Call money and funds purchased	3,438,000	2,416,000
Payables under repurchase agreements	40,132,000	27,726,000
Payables under securities lending transactions	1,138,000	1,022,000
Due to trust account and other short-term borrowings	14,260,000	22,728,000
Long-term debt	37,928,000	33,974,000
Other financial liabilities	9,595,000	7,560,000
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,505,000	2,388,000
Loans, net of allowance for credit losses	118,668,000	112,144,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0